SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 09, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Weighted average interest	1.02%		1.35%
Inventories	$ 36,894		$ 34,707
Inventory reserves	5,977		6,033
Impairment of intangibles assets (see also Note 9)	1,705		323		3,370
Impairment of investment in affiliated companies		[1]	1,000	[1]	200	[1]
Shipping and handling costs	6,783		6,610		6,475
Advertising expenses	2,331		9,049		6,334
Investment in Iluminage Beauty	$ 20,130		$ 24,720		$ 1,000		$ 24,720

[1]	On March 15, 2012, Syneron invested in Juvenis, an Israel-based company. Under the terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash. On November 11, 2013, Juvenis' board of directors resolved that Juvenis should cease its operations due to lack of funds. Refer to note 4 for further details.